Share-based Option Plan - Summary of Measurement of Grant Date Fair Value of Share Options (Detail)													12 Months Ended		181 Months Ended
	Dec. 14, 2024 brazilianReal R$ / shares	Oct. 23, 2024 brazilianReal R$ / shares	Jul. 07, 2023 brazilianReal R$ / shares	Aug. 19, 2022 brazilianReal R$ / shares	Aug. 08, 2022 brazilianReal R$ / shares	Jul. 06, 2017 share R$ / shares	Jul. 01, 2016 brazilianReal R$ / shares	Jul. 01, 2015 share R$ / shares	Jun. 30, 2014 share R$ / shares	Apr. 05, 2011 share R$ / shares	Mar. 24, 2011 share R$ / shares	Dec. 11, 2009 share R$ / shares	Dec. 31, 2024 numeral share brazilianReal	Dec. 31, 2023 share	Dec. 31, 2024 share brazilianReal	Dec. 31, 2022 share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement | share													5,207,253	2,300,000
Number of share options outstanding in share-based payment arrangement | share													26,646,536	22,312,679	26,646,536	21,191,578
Number of other equity instruments granted in share-based payment arrangement | numeral													2
Stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement | share													4,200,000	1,800,000	34,647,866
Number of share options outstanding in share-based payment arrangement | share													24,624,503	20,521,684	24,624,503	19,069,705
Number of other equity instruments exercised or vested in share-based payment arrangement | share													9,039,376
Stock option plan | December 11, 2009
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted												R$ 3.42
Weighted average share price, share options granted												R$ 1.93
Expected volatility, share options granted												47.70%
Expected dividend as percentage, share options granted												1.10%
Risk free interest rate, share options granted												8.80%
Exercise rate per tranche												25.00%
Weighted average remaining contractual life of outstanding share options												0 years
Purchasing period up to (years)												4 years
Number of share options granted in share-based payment arrangement | share												5,032,800
Number of share options outstanding in share-based payment arrangement | share													180,870		180,870
Number of other equity instruments exercised or vested in share-based payment arrangement | share													180,870
Stock option plan | March 24, 2011
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted											R$ 6.44
Weighted average share price, share options granted											R$ 4.16
Expected volatility, share options granted											54.80%
Expected dividend as percentage, share options granted											1.10%
Risk free interest rate, share options granted											12.00%
Exercise rate per tranche											25.00%
Weighted average remaining contractual life of outstanding share options											0 years
Purchasing period up to (years)											4 years
Number of share options granted in share-based payment arrangement | share											1,572,000
Number of share options outstanding in share-based payment arrangement | share													84,000		84,000
Number of other equity instruments exercised or vested in share-based payment arrangement | share													84,000
Stock option plan | April 5, 2011
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted										R$ 6.44
Weighted average share price, share options granted										R$ 4.16
Expected volatility, share options granted										54.80%
Expected dividend as percentage, share options granted										1.10%
Risk free interest rate, share options granted										12.00%
Exercise rate per tranche										25.00%
Weighted average remaining contractual life of outstanding share options										0 years
Purchasing period up to (years)										4 years
Number of share options granted in share-based payment arrangement | share										656,000
Number of share options outstanding in share-based payment arrangement | share													6,200		6,200
Number of other equity instruments exercised or vested in share-based payment arrangement | share													6,200
Stock option plan | June 30, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted									R$ 19.15
Weighted average share price, share options granted									R$ 11.01
Expected volatility, share options granted									40.60%
Expected dividend as percentage, share options granted									1.10%
Risk free interest rate, share options granted									12.50%
Exercise rate per tranche									25.00%
Weighted average remaining contractual life of outstanding share options									0 years
Purchasing period up to (years)									4 years
Number of share options granted in share-based payment arrangement | share									2,169,122
Number of share options outstanding in share-based payment arrangement | share													708,993		708,993
Number of other equity instruments exercised or vested in share-based payment arrangement | share													708,993
Stock option plan | July 1, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted								R$ 14.51
Weighted average share price, share options granted								R$ 10.82
Expected volatility, share options granted								40.60%
Expected dividend as percentage, share options granted								1.10%
Risk free interest rate, share options granted								15.70%
Exercise rate per tranche								25.00%
Weighted average remaining contractual life of outstanding share options								0 years
Purchasing period up to (years)								4 years
Number of share options granted in share-based payment arrangement | share								627,810
Number of share options outstanding in share-based payment arrangement | share													177,592		177,592
Number of other equity instruments exercised or vested in share-based payment arrangement | share													177,592
Stock option plan | July 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted							R$ 14.50
Weighted average share price, share options granted							R$ 10.14
Expected volatility, share options granted							43.10%
Expected dividend as percentage, share options granted							1.10%
Risk free interest rate, share options granted							12.20%
Exercise rate per tranche							25.00%
Weighted average remaining contractual life of outstanding share options							0 years
Purchasing period up to (years)							4 years
Number of share options granted in share-based payment arrangement | brazilianReal							820,250
Number of share options outstanding in share-based payment arrangement | brazilianReal													280,124		280,124
Number of other equity instruments exercised or vested in share-based payment arrangement | brazilianReal													280,124
Stock option plan | July 6, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted						R$ 22.57
Weighted average share price, share options granted						R$ 12.82
Expected volatility, share options granted						43.40%
Expected dividend as percentage, share options granted						1.10%
Risk free interest rate, share options granted						10.30%
Exercise rate per tranche						25.00%
Weighted average remaining contractual life of outstanding share options						0 years
Purchasing period up to (years)						4 years
Number of share options granted in share-based payment arrangement | share						680,467
Number of share options outstanding in share-based payment arrangement | share													442,796		442,796
Number of other equity instruments exercised or vested in share-based payment arrangement | share													442,796
Stock option plan | August 8, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted					R$ 11.07
Weighted average share price, share options granted					R$ 8.10
Expected volatility, share options granted					70.00%
Expected dividend as percentage, share options granted					0.00%
Risk free interest rate, share options granted					13.00%
Exercise rate per tranche					25.00%
Weighted average remaining contractual life of outstanding share options					1 year 7 months 6 days
Purchasing period up to (years)					4 years
Number of share options granted in share-based payment arrangement | brazilianReal					1,774,418
Number of share options outstanding in share-based payment arrangement | brazilianReal													1,701,057		1,701,057
Number of other equity instruments exercised or vested in share-based payment arrangement | brazilianReal													865,714
Stock option plan | August 8, 2022 two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted					R$ 11.07
Weighted average share price, share options granted					R$ 6.40
Expected volatility, share options granted					68.80%
Expected dividend as percentage, share options granted					0.00%
Risk free interest rate, share options granted					13.20%
Exercise rate per tranche					33.30%
Weighted average remaining contractual life of outstanding share options					7 months 6 days
Purchasing period up to (years)					3 years
Number of share options granted in share-based payment arrangement | brazilianReal					1,514,999
Number of share options outstanding in share-based payment arrangement | brazilianReal													1,381,249		1,381,249
Number of other equity instruments exercised or vested in share-based payment arrangement | brazilianReal													1,029,124
Stock option plan | August 19, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted				R$ 11.07
Weighted average share price, share options granted				R$ 7.39
Expected volatility, share options granted				67.20%
Expected dividend as percentage, share options granted				0.00%
Risk free interest rate, share options granted				13.60%
Exercise rate per tranche				100.00%
Weighted average remaining contractual life of outstanding share options				0 years
Purchasing period up to (years)				1 year
Number of share options granted in share-based payment arrangement | brazilianReal				4,900,000
Number of share options outstanding in share-based payment arrangement | brazilianReal													4,824,333		4,824,333
Number of other equity instruments exercised or vested in share-based payment arrangement | brazilianReal													4,824,333
Stock option plan | August 19, 2022 two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted				R$ 11.07
Weighted average share price, share options granted				R$ 11.54
Expected volatility, share options granted				74.60%
Expected dividend as percentage, share options granted				0.00%
Risk free interest rate, share options granted				12.70%
Exercise rate per tranche				33.00%
Weighted average remaining contractual life of outstanding share options				2 years 7 months 6 days
Purchasing period up to (years)				5 years
Number of share options granted in share-based payment arrangement | brazilianReal				8,900,000
Number of share options outstanding in share-based payment arrangement | brazilianReal													8,900,000		8,900,000
Number of other equity instruments exercised or vested in share-based payment arrangement | brazilianReal													0
Stock option plan | July 7,2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted			R$ 15.60
Weighted average share price, share options granted			R$ 10.80
Expected volatility, share options granted			75.40%
Expected dividend as percentage, share options granted			0.00%
Risk free interest rate, share options granted			10.50%
Exercise rate per tranche			25.00%
Weighted average remaining contractual life of outstanding share options			2 years 6 months
Purchasing period up to (years)			4 years
Number of share options granted in share-based payment arrangement | brazilianReal			1,800,000
Number of share options outstanding in share-based payment arrangement | brazilianReal													1,737,289		1,737,289
Number of other equity instruments exercised or vested in share-based payment arrangement | brazilianReal													439,630
Stock option plan | October 23, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted		R$ 4.04
Weighted average share price, share options granted		R$ 3.25
Expected volatility, share options granted		73.00%
Expected dividend as percentage, share options granted		0.00%
Risk free interest rate, share options granted		12.90%
Exercise rate per tranche		25.00%
Weighted average remaining contractual life of outstanding share options		3 years 9 months 18 days
Purchasing period up to (years)		4 years
Number of share options granted in share-based payment arrangement | brazilianReal		2,200,000
Number of share options outstanding in share-based payment arrangement | brazilianReal													2,200,000		2,200,000
Number of other equity instruments exercised or vested in share-based payment arrangement | brazilianReal													0
Stock option plan | December 14, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted	R$ 4.17
Weighted average share price, share options granted	R$ 2.16
Expected volatility, share options granted	72.80%
Expected dividend as percentage, share options granted	0.00%
Risk free interest rate, share options granted	14.80%
Exercise rate per tranche	25.00%
Weighted average remaining contractual life of outstanding share options	4 years
Purchasing period up to (years)	4 years
Number of share options granted in share-based payment arrangement | brazilianReal	2,000,000
Number of share options outstanding in share-based payment arrangement | brazilianReal													2,000,000		2,000,000
Number of other equity instruments exercised or vested in share-based payment arrangement | brazilianReal													0